Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$620,319.85

Principal:
Principal Collections	$8,998,634.99
Prepayments in Full	$3,004,846.24
Liquidation Proceeds	$157,987.92
Recoveries	$72,099.35
Sub Total	$12,233,568.50
Collections	$12,853,888.35

Purchase Amounts:
Purchase Amounts Related to Principal	$352,102.43
Purchase Amounts Related to Interest	$2,163.56
Sub Total	$354,265.99

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,208,154.34

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	44
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$13,208,154.34
Servicing Fee	$150,944.76	$150,944.76	$0.00	$0.00	$13,057,209.58
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,057,209.58
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,057,209.58
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,057,209.58
Interest - Class A-4 Notes	$90,112.72	$90,112.72	$0.00	$0.00	$12,967,096.86
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,967,096.86
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$12,880,715.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,880,715.69
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$12,817,905.94
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,817,905.94
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$12,737,182.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,737,182.94
Regular Principal Payment	$11,050,810.74	$11,050,810.74	$0.00	$0.00	$1,686,372.20
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,686,372.20
Residuel Released to Depositor	$0.00	$1,686,372.20	$0.00	$0.00	$0.00
Total		$13,208,154.34

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,050,810.74
Total					$11,050,810.74
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,050,810.74	$57.31	$90,112.72	$0.47	$11,140,923.46	$57.78
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$11,050,810.74	$7.96	$320,026.64	$0.23	$11,370,837.38	$8.19

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$68,440,040.82	0.3549058	$57,389,230.08	0.2976002
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$163,670,040.82	0.1179374	$152,619,230.08	0.1099744

Pool Information
Weighted Average APR	4.212%	4.217%
Weighted Average Remaining Term	22.01	21.21
Number of Receivables Outstanding	21,156	20,534
Pool Balance	$181,133,715.30	$168,523,745.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$163,670,040.82	$152,619,230.08
Pool Factor	0.1177471	0.1095499

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$15,904,515.66
Targeted Overcollateralization Amount	$15,904,515.66
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$15,904,515.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	44

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		63	$96,397.98
(Recoveries)		138	$72,099.35
Net Losses for Current Collection Period			$24,298.63
Cumulative Net Losses Last Collection Period			$11,904,535.85
Cumulative Net Losses for all Collection Periods			$11,928,834.48

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.16%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.67%	417	$4,504,515.83
61-90 Days Delinquent	0.34%	50	$579,603.34
91-120 Days Delinquent	0.12%	17	$208,674.87
Over 120 Days Delinquent	0.80%	113	$1,347,708.43
Total Delinquent Receivables	3.94%	597	$6,640,502.47

Repossession Inventory:
Repossessed in the Current Collection Period		22	$286,547.54
Total Repossessed Inventory		28	$378,770.82

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.8542%
Preceding Collection Period			0.4508%
Current Collection Period			0.1668%
Three Month Average			0.4906%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8956%
Preceding Collection Period			0.8886%
Current Collection Period			0.8766%
Three Month Average			0.8869%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer